May 2, 2017

DREYFUS ULTRA SHORT INCOME FUND

Supplement to Summary and Statutory Prospectus

dated March 31, 2017

The following information supersedes and replaces the information contained in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the statutory prospectus:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).

Investment decisions for the fund are made by members of the Taxable Fixed Income team of BNY Mellon Cash Investment Strategies (CIS), a division of Dreyfus.  The team members are Patricia Larkin, Bernard W. Kiernan, Jr., Edward J. Von Sauers, James G. O'Connor and Thomas S. Riordan.  Ms. Larkin has served as a primary portfolio manager of the fund since April 2016, and Messrs. Kiernan, Von Sauers, O'Connor and Riordan have each served as a primary portfolio manager of the fund since May 2017.  Ms. Larkin is the Chief Investment Officer of Money Market Strategies for CIS.  Mr. Kiernan is a Senior Vice President and Senior Portfolio Manager for CIS.  Mr. Von Sauers is an Executive Vice President and Senior Portfolio Manager for CIS.  Mr. O'Connor is a Senior Portfolio Manager for CIS.  Mr. Riordan is a Senior Vice President and Senior Portfolio Manager of CIS.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

Investment decisions for the fund are made by members of the Taxable Fixed Income team of CIS.  The team members are Patricia Larkin, Bernard W. Kiernan, Jr., Edward J. Von Sauers, James G. O'Connor and Thomas S. Riordan all of whom are jointly and primarily responsible for managing the fund's portfolio.  Ms. Larkin has served as a primary portfolio manager of the fund since April 2016, and Messrs. Kiernan, Von Sauers, O'Connor and Riordan have each served as a primary portfolio manager of the fund since May 2017.  Ms. Larkin is the Chief Investment Officer of Money Market Strategies for CIS.  She has been an employee of Dreyfus since 1984.  Mr. Kiernan is a Senior Vice President and Senior Portfolio Manager for CIS.  He has been an employee of Dreyfus since 1981.  Mr. Von Sauers is an Executive Vice President and Senior Portfolio Manager for CIS.  He has been an employee of Dreyfus since 1987.  Mr. O'Connor is a Senior Portfolio Manager for CIS.  He has been an employee of Dreyfus since 1999.  Mr. Riordan is a Senior Vice President and Senior Portfolio Manager of CIS.  He has been an employee of Dreyfus since 1995.

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